Other Real Estate Owned and Repossessed Assets - Presented Net Of Allowance For Losses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year	$ 9,875	$ 7,553
Impairments	72	934
Charge-offs	(2,991)	(953)
Balance at end of period	$ 6,956	$ 7,534